Long-term Debt and Capital Structure	6 Months Ended
Jun. 30, 2019
Borrowings [Abstract]
Long-term Debt and Capital Structure

13. LONG-TERM DEBT AND CAPITAL STRUCTURE

As at	Notes	June 30, 2019	December 31, 2018
Revolving Term Debt (1)	A	-	-
U.S. Dollar Denominated Unsecured Notes	B	7,212	9,241
Total Debt Principal		7,212	9,241
Debt Discounts and Transaction Costs		(60)	(77)
Long-Term Debt		7,152	9,164
Less: Current Portion		654	682
Long-Term Portion		6,498	8,482
(1)	Revolving term debt may include Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans and U.S. base rate loans.

As at June 30, 2019, the Company is in compliance with all of the terms of its debt agreements.

A) Revolving Term Debt

Cenovus has in place a committed credit facility that consists of a $1.2 billion tranche and a $3.3 billion tranche with maturity dates of November 30, 2021 and November 30, 2022, respectively.

B) Unsecured Notes

On June 4, 2019, the Company announced cash tender offers (“Tender Offers”) to purchase up US$500 million aggregate principal amount of the Company’s outstanding 4.45 percent notes due 2042, 5.20 percent notes due 2043, 3.00 percent notes due 2022, 4.25 percent notes due 2027, 5.25 percent notes due 2037, 5.40 percent notes due 2047 and 3.80 percent notes due 2023. The Tender Offers were fully subscribed and the Company increased the overall principal amount of the repurchase to US$748 million. On June 19, 2019, the Company completed the repurchase of US$748 million in principal of notes due 2042 and 2043, and a gain on the repurchase of C$27 million was recorded in finance costs.

In addition, during the three months ended June 30, 2019, the Company paid US$63 million to repurchase a portion of its unsecured notes with a principal amount of US$66 million and a gain on the repurchase of C$5 million was recorded in finance costs.

In the six months ended June 30, 2019, the Company paid US$1,201 million to repurchase a portion of its unsecured notes with a principal amount of US$1,263 million. A gain on the repurchase of C$64 million was recorded in finance costs.

The remaining principal amounts of the Company’s unsecured notes are:

As at June 30, 2019	US$ Principal Amount
5.70% due October 15, 2019	500
3.00% due August 15, 2022	500
3.80% due September 15, 2023	450
4.25% due April 15, 2027	962
5.25% due June 15, 2037	641
6.75% due November 15, 2039	1,400
4.45% due September 15, 2042	168
5.20% due September 15, 2043	58
5.40% due June 15, 2047	832
5,511

C) Capital Structure

Cenovus’s capital structure objectives remain unchanged from previous periods. Cenovus’s capital structure consists of shareholders’ equity plus Net Debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents. Cenovus conducts its business and makes decisions consistent with that of an investment grade company. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions while maintaining the ability to meet the Company’s financial obligations as they come due.

Cenovus monitors its capital structure and financing requirements using, among other things, non-GAAP financial metrics consisting of Net Debt to Adjusted Earnings Before Interest, Taxes and DD&A (“Adjusted EBITDA”) and Net Debt to Capitalization. These metrics are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength.

Over the long term, Cenovus targets a Net Debt to Adjusted EBITDA ratio of less than 2.0 times. At different points within the economic cycle, Cenovus expects this ratio may periodically be above the target. Cenovus also manages its Net Debt to Capitalization ratio to ensure compliance with the associated covenant as defined in its committed credit facility agreement.

Net Debt to Adjusted EBITDA (1)

As at	June 30, 2019	December 31, 2018
Current Portion of Long-Term Debt	654	682
Long-Term Debt	6,498	8,482
Less: Cash and Cash Equivalents	(64)	(781)
Net Debt	7,088	8,383

Net Earnings (Loss)	297	(2,669)
Add (Deduct):
Finance Costs	560	628
Interest Income	(19)	(19)
Income Tax Expense (Recovery)	(1,694)	(920)
DD&A	2,047	2,131
E&E Write-Down	2,126	2,123
Unrealized (Gain) Loss on Risk Management	(840)	(1,249)
Foreign Exchange (Gain) Loss, Net	12	854
Re-measurement of Contingent Payment	(290)	50
(Gain) Loss on Discontinuance	5	(301)
(Gain) Loss on Divestitures of Assets	800	795
Other (Income) Loss, Net	(5)	(12)
Adjusted EBITDA (2)	2,999	1,411

Net Debt to Adjusted EBITDA	2.4x	5.9x
(1)	IFRS 16 was adopted January 1, 2019 using the modified retrospective approach; therefore, comparative information has not been restated.
(2)	Calculated on a trailing twelve-month basis. Includes discontinued operations.

Net Debt to Capitalization

As at	June 30, 2019	December 31, 2018
Net Debt	7,088	8,383
Shareholders’ Equity	19,050	17,468
	26,138	25,851
Net Debt to Capitalization	27%	32%

Under the terms of Cenovus’s committed credit facility, the Company is required to maintain a debt to capitalization ratio, as defined in the agreement, not to exceed 65 percent. The Company is well below this limit.